Average Annual Total Returns - FidelityInternationalBondIndexFund-PRO - FidelityInternationalBondIndexFund-PRO - Fidelity International Bond Index Fund	Mar. 01, 2023
Fidelity International Bond Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(10.84%)
Since Inception	(3.09%)
Fidelity International Bond Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(11.20%)
Since Inception	(3.40%)
Fidelity International Bond Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(6.41%)
Since Inception	(2.45%)
IXYYF
Average Annual Return:
Past 1 year	(10.35%)
Since Inception	(2.74%)	[1]

[1]	A From October 10, 2019